FINANCIAL INSTRUMENTS (Details Narrative) - Currency risk [member]	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Variations of risk for probable scenarios	Real x Dollar – valuation of the Real by 9.31% / Real x Euro - valuation of the Real by 9.23% / Euro x Dollar - devaluation of Euro by 0.09%. Source: Central Bank of Brazil and European Central Bank quotations on 2/22/2022.
Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	0.25
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Percentage of scenarios	0.50